Commitments and Contingencies (Financial Instruments and Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Letter of credit [Member]
Debt Instrument [Line Items]
Securities collateral	$ 548.1	$ 659.9
Surety bonds [Member]
Debt Instrument [Line Items]
Securities collateral	$ 3,055.8	$ 2,952.7